PRIVATE PLACEMENT - Additional Information (Details) - Foresight Acquisition Corp [Member] - USD ($)		3 Months Ended	9 Months Ended
	Feb. 12, 2021	Mar. 31, 2021	Sep. 30, 2021
Proceeds from Issuance of Private Placement			$ 8,325,000
Exercise price of warrant	$ 1.05		$ 1.03
Sponsor [Member] | Private Placement [Member]
Stock issued during period shares	832,500
Shares issued price per share	$ 10.00
Proceeds from Issuance of Private Placement	$ 8,325,000
Common Class A | Private Placement Warrants [Member]
Shares issuable per warrant	1
Exercise price of warrant	$ 11.50
Common Class A | Private Placement [Member]
Stock issued during period shares		832,500
Stock conversion basis	Each Private Placement Unit consists of one share of Class A common stock (“Private Placement Share” or, collectively, “Private Placement Shares”) and one-third of one warrant (each, a “Private Placement Warrant”).